Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT1-0426
1.9892172.107
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 1.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA	2,770,760	19,680,017
Industrials - 0.5%
Ground Transportation - 0.5%
Rumo SA	4,441,600	12,456,988
TOTAL BRAZIL		32,137,005
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	26,079,470	5,748,150
CHINA - 23.6%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
China Tower Corp Ltd H Shares (b)(c)	17,422,200	25,111,554
Consumer Discretionary - 1.5%
Automobiles - 0.2%
SAIC Motor Corp Ltd A Shares (China)	2,248,000	4,572,477
Household Durables - 1.3%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,673,000	9,313,497
Haier Smart Home Co Ltd H Shares	2,209,000	7,295,375
Midea Group Co Ltd H Shares	1,651,800	18,109,941
		34,718,813
TOTAL CONSUMER DISCRETIONARY		39,291,290
Consumer Staples - 0.7%
Food Products - 0.4%
Want Want China Holdings Ltd	17,186,000	10,383,625
Personal Care Products - 0.3%
Hengan International Group Co Ltd	2,427,000	8,792,015
TOTAL CONSUMER STAPLES		19,175,640
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
China Petroleum & Chemical Corp A Shares (China)	1,368,900	1,281,913
China Petroleum & Chemical Corp H Shares	63,462,000	43,704,709
China Shenhua Energy Co Ltd H Shares	7,184,000	39,561,153
TOTAL ENERGY		84,547,775
Financials - 12.2%
Banks - 11.0%
Agricultural Bank of China Ltd A Shares (China)	1,052,500	1,017,413
Agricultural Bank of China Ltd H Shares	50,347,000	35,252,760
Bank of China Ltd A Shares (China)	17,823,400	13,767,995
Bank of China Ltd H Shares	64,903,000	38,798,404
Bank of Communications Co Ltd A Shares (China)	14,046,800	13,376,461
Bank of Communications Co Ltd H Shares	41,426,000	35,634,813
China CITIC Bank Corp Ltd H Shares	33,894,000	31,585,402
China Construction Bank Corp H Shares	37,380,000	37,743,721
China Minsheng Banking Corp Ltd H Shares	27,025,500	13,457,226
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	2,508,000	2,337,806
Industrial & Commercial Bank of China Ltd A Shares (China)	30,205,700	31,501,611
Industrial & Commercial Bank of China Ltd H Shares	48,491,000	40,284,507
		294,758,119
Insurance - 1.2%
PICC Property & Casualty Co Ltd H Shares	16,090,000	33,345,336
TOTAL FINANCIALS		328,103,455
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	431,204	1,566,210
Industrials - 1.0%
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	15,709,000	9,068,956
Ground Transportation - 0.5%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	14,613,300	10,237,245
Daqin Railway Co Ltd A Shares (China)	6,017,275	4,345,197
		14,582,442
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co Ltd A Shares (China)	438,500	758,824
Shanghai International Port Group Co Ltd A Shares (China)	5,214,700	3,743,137
		4,501,961
TOTAL INDUSTRIALS		28,153,359
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
BOE Technology Group Co Ltd A Shares (China)	10,968,800	6,895,193
China Railway Signal & Communication Corp Ltd A Shares (China)	2,061,336	1,630,862
China Railway Signal & Communication Corp Ltd H Shares (b)(c)	6,005,000	2,813,367
TCL Technology Group Corp A Shares (China)	5,752,800	4,013,533
		15,352,955
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	187,029	9,361,202
Hygon Information Technology Co Ltd A Shares (China)	333,807	12,697,799
NAURA Technology Group Co Ltd A Shares (China)	215,515	14,732,865
		36,791,866
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	430,000	484,487
TOTAL INFORMATION TECHNOLOGY		52,629,308
Utilities - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
CGN Power Co Ltd A Shares (China)	6,092,700	3,374,243
CGN Power Co Ltd H Shares (b)(c)	39,590,000	16,520,961
China Three Gorges Renewables Group Co Ltd A Shares (China)	8,539,000	5,048,411
China Yangtze Power Co Ltd A Shares (China)	7,308,472	27,712,637
SDIC Power Holdings Co Ltd A Shares (China)	2,390,800	4,384,896
TOTAL UTILITIES		57,041,148
TOTAL CHINA		635,619,739
INDIA - 17.4%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	1,646,303	35,346,661
Consumer Discretionary - 3.9%
Automobiles - 2.7%
Maruti Suzuki India Ltd	225,725	35,938,658
TVS Motor Co Ltd	886,893	35,568,961
		71,507,619
Textiles, Apparel & Luxury Goods - 1.2%
Titan Co Ltd	747,178	32,410,253
TOTAL CONSUMER DISCRETIONARY		103,917,872
Consumer Staples - 2.0%
Food Products - 1.4%
Nestle India Ltd	2,446,925	35,556,120
Personal Care Products - 0.6%
Hindustan Unilever Ltd	653,709	16,917,699
Kwality Wall's India Ltd (e)	671,987	294,609
		17,212,308
TOTAL CONSUMER STAPLES		52,768,428
Health Care - 2.5%
Pharmaceuticals - 2.5%
Cipla Ltd/India	1,611,211	23,264,809
Dr Reddy's Laboratories Ltd	2,204,068	29,256,850
Sun Pharmaceutical Industries Ltd	890,636	15,495,361
TOTAL HEALTH CARE		68,017,020
Information Technology - 6.9%
IT Services - 6.9%
HCL Technologies Ltd	2,285,365	42,260,834
Infosys Ltd	2,225,776	39,833,560
Tata Consultancy Services Ltd	1,105,507	37,663,242
Tech Mahindra Ltd	2,293,512	43,599,590
Wipro Ltd	8,269,808	21,365,819
TOTAL INFORMATION TECHNOLOGY		184,723,045
Utilities - 0.8%
Electric Utilities - 0.8%
Power Grid Corp of India Ltd	8,412,815	23,533,568
TOTAL INDIA		468,306,594
INDONESIA - 1.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telkom Indonesia Persero Tbk PT	94,024,700	20,098,758
Consumer Staples - 0.2%
Food Products - 0.2%
Indofood Sukses Makmur Tbk PT	16,390,900	6,656,202
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	52,197,800	23,063,569
TOTAL INDONESIA		49,818,529
KOREA (SOUTH) - 9.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp	696,516	7,681,826
Media - 0.1%
Cheil Worldwide Inc	270,654	4,095,080
TOTAL COMMUNICATION SERVICES		11,776,906
Consumer Discretionary - 2.5%
Automobile Components - 2.1%
Hyundai Mobis Co Ltd	180,505	55,866,181
Household Durables - 0.4%
Coway Co Ltd (d)	195,996	11,267,477
TOTAL CONSUMER DISCRETIONARY		67,133,658
Consumer Staples - 1.8%
Food Products - 0.3%
CJ CheilJedang Corp	29,795	4,384,849
NongShim Co Ltd (d)	10,848	3,047,128
		7,431,977
Tobacco - 1.5%
KT&G Corp	378,263	40,127,850
TOTAL CONSUMER STAPLES		47,559,827
Financials - 1.1%
Banks - 0.6%
Industrial Bank of Korea	982,625	15,002,891
Insurance - 0.5%
DB Insurance Co Ltd	107,028	10,520,354
Hyundai Marine & Fire Insurance Co Ltd (d)	216,976	4,210,207
		14,730,561
TOTAL FINANCIALS		29,733,452
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.5%
Hanwha Vision Co Ltd (d)	124,422	5,300,283
LG Innotek Co Ltd	52,136	8,804,754
		14,105,037
IT Services - 0.7%
Samsung SDS Co Ltd	147,347	17,581,332
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd	577,462	63,886,906
TOTAL INFORMATION TECHNOLOGY		95,573,275
TOTAL KOREA (SOUTH)		251,777,118
KUWAIT - 2.1%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Mobile Telecommunications Co KSCP	9,318,764	15,475,642
Financials - 1.5%
Banks - 1.5%
Boubyan Bank KSCP	2,490,784	5,499,028
National Bank of Kuwait SAKP	11,301,972	34,998,943
TOTAL FINANCIALS		40,497,971
TOTAL KUWAIT		55,973,613
MALAYSIA - 4.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CELCOMDIGI BHD	12,702,100	10,504,527
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	2,258,000	6,472,704
Financials - 0.7%
Banks - 0.7%
Malayan Banking Bhd	5,508,416	16,488,916
Public Bank Bhd	1,695,500	2,094,644
TOTAL FINANCIALS		18,583,560
Health Care - 1.0%
Health Care Providers & Services - 1.0%
IHH Healthcare Bhd	11,546,800	26,245,390
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Bhd	4,999,900	10,146,930
Utilities - 1.7%
Electric Utilities - 1.4%
Tenaga Nasional Bhd	10,664,300	37,711,909
Gas Utilities - 0.3%
Petronas Gas Bhd	1,985,800	9,259,007
TOTAL UTILITIES		46,970,916
TOTAL MALAYSIA		118,924,027
MEXICO - 0.4%
Consumer Staples - 0.4%
Household Products - 0.4%
Kimberly-Clark de Mexico SAB de CV Series A	4,781,300	10,590,760
PHILIPPINES - 0.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
PLDT Inc	322,670	7,359,106
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	609,500	6,103,016
TOTAL PHILIPPINES		13,462,122
POLAND - 0.4%
Information Technology - 0.4%
Software - 0.4%
Asseco Poland SA	192,134	11,712,982
QATAR - 2.0%
Financials - 1.8%
Banks - 1.8%
Al Rayan Bank	4,460,810	2,784,790
Qatar Islamic Bank QPSC	2,046,336	14,050,645
Qatar National Bank QPSC	5,537,767	30,114,746
TOTAL FINANCIALS		46,950,181
Utilities - 0.2%
Multi-Utilities - 0.2%
Nebras Energy	1,371,397	5,762,805
TOTAL QATAR		52,712,986
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(e)	1,400	0
Phosagro Pjsc GDR (b)(d)(e)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 7.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Saudi Telecom Co	2,929,390	34,677,505
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	441,219	8,281,605
TOTAL COMMUNICATION SERVICES		42,959,110
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aldrees Petroleum and Transport Services Co	29,323	934,252
Jarir Marketing Co	2,219,184	8,443,159
TOTAL CONSUMER DISCRETIONARY		9,377,411
Consumer Staples - 0.5%
Food Products - 0.5%
Almarai Co JSC	1,119,345	13,161,040
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Saudi Arabian Oil Co (b)(c)	5,774,789	39,723,133
Financials - 1.1%
Banks - 1.1%
Alinma Bank	3,756,741	28,525,871
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Mouwasat Medical Services Co	339,654	6,302,802
Information Technology - 0.8%
IT Services - 0.8%
Arabian Internet & Communications Services Co	90,581	5,660,860
Elm Co	71,619	14,817,592
TOTAL INFORMATION TECHNOLOGY		20,478,452
Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	542,007	18,063,528
Saudi Basic Industries Corp	1,358,555	20,591,850
Yanbu National Petrochemical Co	137,948	993,040
TOTAL MATERIALS		39,648,418
Utilities - 0.4%
Electric Utilities - 0.4%
Saudi Electricity Co	2,987,551	11,470,055
TOTAL SAUDI ARABIA		211,646,292
TAIWAN - 21.0%
Communication Services - 3.0%
Diversified Telecommunication Services - 1.5%
Chunghwa Telecom Co Ltd	9,262,000	39,156,796
Wireless Telecommunication Services - 1.5%
Far EasTone Telecommunications Co Ltd	6,597,000	18,558,961
Taiwan Mobile Co Ltd	6,534,000	21,838,650
		40,397,611
TOTAL COMMUNICATION SERVICES		79,554,407
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.5%
President Chain Store Corp	2,096,000	14,176,968
Food Products - 1.1%
Uni-President Enterprises Corp	13,088,000	29,729,435
TOTAL CONSUMER STAPLES		43,906,403
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Formosa Petrochemical Corp	6,402,000	10,830,566
Financials - 5.5%
Banks - 5.5%
Chang Hwa Commercial Bank Ltd	32,946,888	21,293,094
Mega Financial Holding Co Ltd	26,856,797	33,012,632
Shanghai Commercial & Savings Bank Ltd/The	12,782,080	15,995,316
SinoPac Financial Holdings Co Ltd	38,423,447	34,814,212
Taichung Commercial Bank Co Ltd	15,502,248	9,822,429
Taiwan Cooperative Financial Holding Co Ltd	43,323,192	32,322,546
TOTAL FINANCIALS		147,260,229
Industrials - 0.5%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	5,744,000	5,058,869
Transportation Infrastructure - 0.3%
Taiwan High Speed Rail Corp	8,195,000	7,100,689
TOTAL INDUSTRIALS		12,159,558
Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 2.7%
Lotes Co Ltd	340,000	15,403,137
Simplo Technology Co Ltd	691,000	7,563,456
Sinbon Electronics Co Ltd	825,000	6,102,883
Synnex Technology International Corp	5,044,000	10,466,719
Wpg Holding Co Ltd	6,269,000	12,770,369
WT Microelectronics Co Ltd	2,226,000	11,001,299
Zhen Ding Technology Holding Ltd	1,628,000	10,083,130
		73,390,993
Semiconductors & Semiconductor Equipment - 0.4%
Chipbond Technology Corp	2,391,000	4,151,015
Radiant Opto-Electronics Corp	1,736,000	6,709,710
		10,860,725
Technology Hardware, Storage & Peripherals - 5.9%
Advantech Co Ltd	1,872,000	17,762,205
Asustek Computer Inc	1,728,000	27,153,113
Catcher Technology Co Ltd	2,424,000	15,397,180
Chicony Electronics Co Ltd	2,412,000	8,940,409
Compal Electronics Inc	15,468,000	16,048,693
Inventec Corp	11,787,000	16,803,897
Lite-On Technology Corp	7,207,000	37,444,892
Pegatron Corp	7,657,000	16,907,743
		156,458,132
TOTAL INFORMATION TECHNOLOGY		240,709,850
Materials - 0.8%
Chemicals - 0.4%
Formosa Plastics Corp	7,383,000	11,063,390
Construction Materials - 0.4%
Asia Cement Corp	9,534,000	10,616,825
TOTAL MATERIALS		21,680,215
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Highwealth Construction Corp	6,574,869	7,748,617
TOTAL TAIWAN		563,849,845
THAILAND - 2.1%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Advanced Info Service PCL	3,927,300	43,443,034
Advanced Info Service PCL depository receipt	70,000	774,326
TOTAL COMMUNICATION SERVICES		44,217,360
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Bangkok Dusit Medical Services PCL	16,917,400	10,777,805
Bangkok Dusit Medical Services PCL depository receipt	347,700	221,514
TOTAL HEALTH CARE		10,999,319
TOTAL THAILAND		55,216,679
UNITED ARAB EMIRATES - 5.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Emirates Telecommunications Group Co PJSC	5,595,528	30,015,494
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Americana Restaurants International PLC - Foreign Co	10,692,783	4,542,067
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	10,734,111	11,983,623
TOTAL CONSUMER DISCRETIONARY		16,525,690
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	165,558	162,740
Financials - 1.1%
Banks - 1.1%
Dubai Islamic Bank PJSC	10,813,676	28,443,869
Industrials - 0.9%
Passenger Airlines - 0.4%
Air Arabia PJSC	8,537,694	11,577,322
Transportation Infrastructure - 0.5%
Salik Co PJSC	7,000,598	12,161,693
TOTAL INDUSTRIALS		23,739,015
Materials - 0.3%
Chemicals - 0.3%
Borouge PLC	11,221,975	7,975,318
Utilities - 1.0%
Multi-Utilities - 1.0%
Dubai Electricity & Water Authority PJSC	33,603,037	27,632,722
TOTAL UNITED ARAB EMIRATES		134,494,848
TOTAL COMMON STOCKS (Cost $2,085,865,784)		2,671,991,289

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (e)	3,862,416	0
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	33,000	2,670,518
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,623,250)		2,670,518

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $907,950)	3.82	909,000	908,093

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $29,214,143)	3.70	29,208,301	29,214,143

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,117,611,127)	2,704,784,043
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(15,293,128)
NET ASSETS - 100.0%	2,689,490,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	240	3/2026	18,249,600	1,634,716

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $84,169,015 or 3.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,169,015 or 3.1% of net assets.

(d)	Non-income producing.
(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $528,472.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,661,297	67,198,712	111,644,849	253,645	(1,017)	-	29,214,143	29,208,301	0.1%
Fidelity Securities Lending Cash Central Fund	-	4,231	4,231	-	-	-	-	-	0.0%
Total	73,661,297	67,202,943	111,649,080	253,645	(1,017)	-	29,214,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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